Note 1 - Basis of Presentation and General Information (Details Textual) $ in Thousands		12 Months Ended			102 Months Ended
	Mar. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2024 USD ($) shares
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in shares) | shares					21,791,928
Common Stock, Shares, Outstanding (in shares) | shares		119,954,433			119,954,433
Number of Container Vessels		68	68		68
Carrying Capacity of Vessels at Period End (TEU)		512,989	512,989		512,989
Number of Dry-bulk Vessels		38	42		38
Dead Weight Tonnage of Dry-bulk Vessels		3,016,855	2,604,720		3,016,855
Equity, Attributable to Noncontrolling Interest | $		$ 57,545	$ 56,229		$ 57,545
LIBERIA
Number of Subsidiaries		146			146
LIBERIA | Company Incorporated Under Laws of Jersey [Member]
Number of Subsidiaries		2			2
MARSHALL ISLANDS
Number of Subsidiaries		15			15
Number of Majority Owned Subsidiaries		1			1
MARSHALL ISLANDS | Company Incorporated Under Laws of Jersey [Member]
Number of Subsidiaries		33			33
JERSEY | Company Incorporated Under Laws of Jersey [Member]
Number of Controlled Companies		1			1
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares		1,579,810	2,340,720	3,053,309
Neptune [Member]
Number of Container Vessels	1
Number of Dry-bulk Vessels	3
Business Acquisition, Percentage of Voting Interests Acquired	75.00%
Payments to Acquire Businesses, Gross | $	$ 11,099
Number of Vessels	4
Neptune [Member] | Common Stock [Member]
Business Acquisition, Percentage of Voting Interests Acquired	40.00%
Neptune [Member] | Preferred Stock [Member]
Business Acquisition, Percentage of Voting Interests Acquired	79.05%
Neptune [Member]
Investment, Agreed Amount | $	$ 200,000
Konstantakopoulos Family [Member]
Percentage Ownership		63.60%			63.60%
Costamare Bulkers Inc. ("CBI") [Member]
Number of Dry-bulk Vessels		54			54
Neptune [Member]
Equity, Attributable to Noncontrolling Interest | $	$ 34,132
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares		598,400